SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Payroll payable	$ 1,212,196	$ 1,075,180
Deposits	981	995
Other	534,030	263,794
Other payables and other current liabilities	$ 1,747,207	$ 1,339,969